Schedule of related parties and relationships with the Company (Details)	12 Months Ended
Sep. 30, 2025
Desfran Consulting DMCC [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Controlled by entity’s shareholder, Desmond Foo